Employee Retirement Plans - Schedule of Information Regarding Participation in Multiemployer Pension Plans (Detail) (Western Conference Of Teamsters Pension Plan [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Western Conference Of Teamsters Pension Plan [Member]
Multiemployer Plans [Line Items]
Employer identification number	916145047
Pension plan number	001
PPA Zone status		Green	Green
FIP/RP status pending/ implemented	NA
Extended amortization provisions	false
Expiration date of associated collective- bargaining agreement	Mar. 01, 2015
Expiration date of associated collective- bargaining agreement	Jan. 28, 2017